Exploration and Evaluation Assets - East Texas Properties (Details) - USD ($) $ in Thousands		12 Months Ended
	May 07, 2024	Jun. 30, 2024
Exploration and Evaluation Assets
Decrease in exploration and evaluation assets		$ (51,961)
Texas Lithium Properties
Exploration and Evaluation Assets
Decrease in exploration and evaluation assets	$ (30,205)	$ (28,284)